OTHER PAYABLES AND ACCRUED EXPENSES (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY		Sep. 30, 2011 CNY
Payable for purchase of plant and equipment		10,158		206
Payable for purchase of land use rights		1,050		1,050
Payable for purchase of construction-in-progress		1,443		2,009
Professional fee payable		2,028		3,789
Salaries and bonus payable (note i)		18,966	[1]	9,949	[1]
Accrued interest		1,813		1,813
Accrued compensation expenses		36		150
Accrued other expenses		3,917		1,284
Other taxes payable		782		350
Deposits from growers		3,425		2,407
Payable for labor union and education expenses		595		677
Loans from employees of Denong (note ii)		310	[2]	310	[2]
Loans from third parties (note iii)		3,600	[3]	3,600	[3]
Payable to former owners of Kunfeng		0		2,060
Deferred government subsidies		6,289		8,526
Others		2,332		2,171
Other payables and accrued expenses (note 14)	$ 8,949	56,744		40,351

[1]	Salaries and bonus payable increased in fiscal year 2012 due to our bonus payment timing change after our corporate-wide restructuring and the introduction of pay-for-performance contracts with employees.
[2]	RMB310 were borrowed from employees of Denong with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2011 and 2012, respectively.
[3]	RMB3,600 was borrowed from third party companies with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2011 and 2012, respectively.